Consolidated Statements of Profit or Loss and Other Comprehensive Income $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 TWD ($) $ / shares	Dec. 31, 2017 TWD ($) $ / shares
Statement [LineItems]
NET REVENUE	$ 1,069,985.4	$ 35,773.5	$ 1,031,473.6	$ 977,447.2
COST OF REVENUE	577,286.9	19,300.8	533,487.5	482,616.2
GROSS PROFIT BEFORE REALIZED (UNREALIZED) GROSS PROFIT ON SALES TO ASSOCIATES	492,698.5	16,472.7	497,986.1	494,831.0
REALIZED (UNREALIZED) GROSS PROFIT ON SALES TO ASSOCIATES	3.4	0.1	(111.8)	(4.6)
GROSS PROFIT	492,701.9	16,472.8	497,874.3	494,826.4
OPERATING EXPENSES
Research and development	91,418.7	3,056.5	85,895.6	80,732.5
General and administrative	21,737.2	726.7	20,265.9	21,196.7
Marketing	6,348.6	212.2	5,987.8	5,972.5
Total operating expenses	119,504.5	3,995.4	112,149.3	107,901.7
OTHER OPERATING INCOME AND EXPENSES, NET	(496.3)	(16.6)	(2,101.5)	(1,365.5)
INCOME FROM OPERATIONS	372,701.1	12,460.8	383,623.5	385,559.2
NON-OPERATING INCOME AND EXPENSES
Share of profits of associates	2,861.0	95.7	3,090.6	3,014.8
Other income	16,606.7	555.2	14,852.8	9,610.3
Foreign exchange gain (loss), net	2,095.2	70.0	2,438.2	(1,509.5)
Finance costs	(3,250.9)	(108.7)	(3,051.2)	(3,330.3)
Other gains and losses, net	(1,151.0)	(38.5)	(3,410.8)	2,817.4
Total non-operating income and expenses	17,161.0	573.7	13,919.6	10,602.7
INCOME BEFORE INCOME TAX	389,862.1	13,034.5	397,543.1	396,161.9
INCOME TAX EXPENSE	35,835.1	1,198.1	34,436.9	51,122.9
NET INCOME	354,027.0	11,836.4	363,106.2	345,039.0
OTHER COMPREHENSIVE INCOME (LOSS) - Items that will not be reclassified subsequently to profit or loss
Remeasurement of defined benefit obligation	253.9	8.5	(861.2)	(254.7)
Unrealized loss on investments in equity instruments at fair value through other comprehensive income	334.3	11.2	(3,309.1)
Gain (loss) on hedging instruments	(109.6)	(3.7)	41.0
Share of other comprehensive loss of associates	(18.2)	(0.6)	(14.2)	(20.9)
Income tax benefit (expense) related to items that will not be reclassified subsequently	(21.0)	(0.7)	195.7	30.6
Total items that will not be reclassified subsequently to profit or loss	439.4	14.7	(3,947.8)	(245.0)
OTHER COMPREHENSIVE INCOME (LOSS) - Items that may be reclassified subsequently to profit or loss
Exchange differences arising on translation of foreign operations	(14,689.1)	(491.1)	14,562.4	(28,259.6)
Changes in fair value of available-for-sale financial assets				(218.8)
Cash flow hedges				4.7
Unrealized loss on investments in debt instruments at fair value through other comprehensive income	2,566.4	85.8	(870.9)
Share of other comprehensive income (loss) of associates	(140.2)	(4.7)	93.3	(99.4)
Income tax expense related to items that may be reclassified subsequently				(3.5)
Total items that may be reclassified subsequently to profit or loss	(12,262.9)	(410.0)	13,784.8	(28,576.6)
Other comprehensive income (loss) for the year, net of income tax	(11,823.5)	(395.3)	9,837.0	(28,821.6)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	342,203.5	11,441.1	372,943.2	316,217.4
NET INCOME ATTRIBUTABLE TO:
Shareholders of the parent	353,948.0	11,833.8	363,052.7	344,998.3
Non-controlling interests	79.0	2.6	53.5	40.7
NET INCOME	354,027.0	11,836.4	363,106.2	345,039.0
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Shareholders of the parent	342,124.9	11,438.5	372,886.8	316,181.8
Non-controlling interests	78.6	2.6	56.4	35.6
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	$ 342,203.5	$ 11,441.1	$ 372,943.2	$ 316,217.4
EARNINGS PER SHARE
Basic earnings per share | (per share)	$ 13.65	$ 0.46	$ 14.00	$ 13.30
Diluted earnings per share | (per share)	13.65	0.46	14.00	13.30
American Depositary Shares (one represents five common shares) [member]
EARNINGS PER SHARE
Basic earnings per share | (per share)	68.25	2.28	70.01	66.52
Diluted earnings per share | (per share)	$ 68.25	$ 2.28	$ 70.01	$ 66.52